FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2013
Financial Expenses Disclosure [Abstract]
Financial Expenses Disclosure [Text Block]
NOTE 17:- FINANCIAL INCOME, NET

	Year ended December 31,
	2011	2012	2013

Financial expenses:
Interest	$(346)	$(900)	$(617)
Amortization of marketable securities premiums and accretion of discounts, net	(416)	(436)	(349)
Exchange rate	(612)	(4)	-
Others	(133)	(201)	(229)

	(1,507)	(1,541)	(1,195)
Financial income -
Interest and others	1,930	1,994	1,103
Exchange rate	-	-	188

	1,930	1,994	1,291

	$423	$453	$96